Note 21 - Lease Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases liabilities [text block]
21.
LEASE LIABILITIES

The Company has finance leases, operating leases and equipment financing liabilities for various mine and plant equipment, office space and land. Finance leases and equipment financing obligations require underlying assets to be pledged as security against the obligations and all of the risks and rewards incidental to ownership of the underlying asset being transferred to the Company. For operating leases, the Company controls but does not
have ownership of the underlying right-of-use assets.

Lease liabilities are initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method, and adjusted for interest and lease payments.

Certain lease agreements
may
contain lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as vehicles, the Company has elected to account for the lease and non-lease components as a single lease component.

The movement in lease liabilities during the years ended
December
31,
2019
and
2018
are comprised of the following:

	Finance Leases (a)	Operating Leases (b)	Equipment Financing (c)	Total
Balance at December 31, 2017	$2,109	$—	$7,196	$9,305
Finance costs	80	—	444	524
Repayments of principal	(1,700)	—	(1,846)	(3,546)
Payments of finance costs	(80)	—	(356)	(436)
Balance at December 31, 2018	$409	$—	$5,438	$5,847
Initial adoption of IFRS 16 (Note 2)	—	3,682	—	3,682
Additions	—	14,706	—	14,706
Remeasurements	—	1,918	—	1,918
Finance costs	18	789	335	1,142
Repayments of principal	(359)	(2,395)	(2,459)	(5,213)
Payments of finance costs	(18)	—	(379)	(397)
Foreign exchange loss	—	251	—	251
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Statements of Financial Position Presentation
Current portion of lease liabilities	$352	$—	$2,552	$2,904
Lease liabilities	57	—	2,886	2,943
Balance at December 31, 2018	$409	$—	$5,438	$5,847
Current portion of lease liabilities	$50	$4,518	$2,352	$6,920
Lease liabilities	—	14,433	583	15,016
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936

(a)	Finance Leases

From time to time, the Company purchases equipment under finance leases, with terms ranging from
24
to
48
months with interest rates ranging from
6.9%
to
7.5%.

As at
December
31,
2019,
the net book value of property, plant and equipment includes
$0.3
million (
December
31,
2018
-
$0.6
 million) of equipment in property, plant and equipment pledged as security under finance leases.

(b)	Operating Leases

Upon the adoption of IFRS
16,
the Company recognized
$3.7
million in operating lease liabilities as at
January 1, 2019,
primarily related to certain equipment and building rental contracts, land easement contracts and service contracts that contain embedded leases for property, plant and equipment.

During the year ended
December 31, 2019,
the amounts of lease payments recognized in the profit and loss are summarized as follows:

Year Ended December 31, 2019
Expenses relating to short-term leases	$42,994
Expenses relating to variable lease payments not included in the measurement of lease liability	14,241
$57,235

These operating leases have remaining lease terms of
one
to
ten
years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from
5.8%
to
11.2%.

(c)	Equipment Financing

During
2017,
the Company entered into a
$7.9
million credit facility with repayment terms ranging from
12
to
16
equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus
4.60%.
Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four
quarters adjusted EBITDA. As at
December
31,
2019
and year ended
December
31,
2018,
the Company was in compliance with these covenants.

As at
December
31,
2019,
the net book value of property, plant and equipment includes
$3.3
million (
December
31,
2018
-
$4.6
 million) of equipment pledged as security for the equipment financing.